Income Taxes (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [abstract]
Net income before tax	$ 104,951	$ 47,110
Statutory tax rate	26.00%	26.00%
Anticipated income tax at statutory rates	$ 27,287	$ 12,249
Non-deductible expenditures	1,082	514
Differences between Canadian and foreign tax rates	5,804	2,995
Change in estimate	88	(511)
Effect of change in tax rates	(1,576)	(622)
Inflation adjustment	(2,242)	(933)
Impact of foreign exchange	(666)	5,328
Change in deferred tax assets	4,194	4,839
Mining taxes	4,568	2,738
Withholding taxes	649	2,760
Other items	(542)	(105)
Total tax expense	38,646	29,252
Current income tax expense	34,863	29,063
Deferred income tax expense	$ 3,783	$ 189